Composition of The Group - Summary of the Material Subsidiaries (Details)	12 Months Ended
Sep. 30, 2024
Birkenstock Canada Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Canada Ltd.
Country of incorporation of subsidiary	Canada
Birkenstock Components GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Components GmbH
Country of incorporation of subsidiary	Germany
Birkenstock Cosmetics GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Cosmetics GmbH
Country of incorporation of subsidiary	Germany
Birkenstock digital GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock digital GmbH
Country of incorporation of subsidiary	Germany
Birkenstock Europe GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Europe GmbH
Country of incorporation of subsidiary	Germany
Birkenstock Financing S.a r.l
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Financing S.à r.l.
Country of incorporation of subsidiary	Luxembourg
Birkenstock France SAS
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock France SAS
Country of incorporation of subsidiary	France
Birkenstock Global Sales GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Global Sales GmbH
Country of incorporation of subsidiary	Germany
Birkenstock Group B.V. & CO. KG
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Group B.V. & Co. KG
Country of incorporation of subsidiary	Germany
Birkenstock IP GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock IP GmbH
Country of incorporation of subsidiary	Germany
Birkenstock India Private Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock India Private Ltd.
Country of incorporation of subsidiary	India
Birkenstock Injections GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Injections GmbH
Country of incorporation of subsidiary	Germany
Birkenstock Japan Limited
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Japan Limited
Country of incorporation of subsidiary	Japan
Birkenstock Logistics GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Logistics GmbH
Country of incorporation of subsidiary	Germany
Birkenstock MEA FZ LLC
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock MEA FZ LLC
Country of incorporation of subsidiary	UAE
Birkenstock Netherlands B.V.
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Netherlands B.V.
Country of incorporation of subsidiary	Netherlands
Birkenstock Nordic ApS
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Nordic ApS
Country of incorporation of subsidiary	Demark
Birkenstock Real Estate GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Real Estate GmbH
Country of incorporation of subsidiary	Germany
Birkenstock Product GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Product GmbH
Country of incorporation of subsidiary	Germany
Birkenstock Productions Hessen GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Productions Hessen GmbH
Country of incorporation of subsidiary	Germany
Birkenstock Productions Rheinland-Pfalz GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Productions Rheinland-Pfalz GmbH
Country of incorporation of subsidiary	Germany
Birkenstock Productions Sachsen GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Productions Sachsen GmbH
Country of incorporation of subsidiary	Germany
Birkenstock Spain S.L.U.
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Spain S.L.U.
Country of incorporation of subsidiary	Spain
Birkenstock Trading (Shanghai) Co. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Trading (Shanghai) Co. Ltd.
Country of incorporation of subsidiary	China
Birkenstock UK Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock UK Ltd.
Country of incorporation of subsidiary	United Kingdom
Birkenstock US BidCo, Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock US BidCo Inc.
Country of incorporation of subsidiary	USA
Birkenstock USA LP
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock USA LP
Country of incorporation of subsidiary	USA
S&CC Portugal Unipessoal, Lda.
Disclosure of subsidiaries [line items]
Name of subsidiary	S&CC Portugal Unipessoal, Lda.
Country of incorporation of subsidiary	Portugal